Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax
12.	Income tax

(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income, corporation or capital gain, and no withholding tax is imposed upon the payment of dividends to shareholders.

(b)	The British Virgin Islands (“BVI”)

Under the current tax laws of the BVI, the Company’s BVI subsidiaries are not subject to any income taxes in BVI.

(c)	Hong Kong Profits Tax

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax on its taxable income generated from the operations in Hong Kong. A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the subsidiary to the Company is not subject to withholding tax in Hong Kong.

(d)	PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of the PRC enacted the Enterprise Income Tax Law (“EIT Law”), under which domestic companies would be subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The EIT Law became effective on January 1, 2008.

In November 30, 2018, Shenzhen Likeshuo received the High and New Technology Enterprise (“HNTE”) certificate from the Guangdong provincial government. This certificate entitled Shenzhen Likeshuo to enjoy a preferential income tax rate of 15% for a period of three years from 2018 to 2020 if all the criteria for HNTE status could be satisfied in the relevant year.

In September 2018, Zhuhai Meten and Zhuhai Likeshuo (collectively the “WFOEs”) were set up in Hengqin New Area of Guangdong Province. The WFOEs engage in the High and New Technology Industry, which are eligible for a preferential income tax rate of 15% for a period from 1 January 2014 to 31 December 2020 according to the Notice (Cai Shui [2014] No. 26) issued by Ministry of Finance and State Administration of Taxation.

All the other PRC subsidiaries, VIEs and VIEs’ subsidiaries of the Group are subject to income tax at 25%.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the New EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occur within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2018, 2019 and 2020, as the Company plans to permanently reinvest the earnings generated before December 31, 2020 in the PRC.

Income tax returns of PRC Entities are filed on an individual entity basis. The PRC Entities have calculated their income tax provision using the separate return method in these consolidated financial statements.

Income taxes

Income tax expense consists of the following:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current income tax expense	20,720	18,752	8,589
Deferred income tax benefit	(6,266)	(9,144)	(2,786)
Total	14,454	9,608	5,803

Tax rate reconciliation

The actual income tax expenses reported in the consolidated statements of comprehensive income(loss) for each of the years ended December 31, 2018, 2019 and 2020 differ from the amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes due to the following:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Income/(loss) before income taxes	67,899	(215,461)	(406,980)
Computed expected tax expense/(benefit)	16,975	(53,809)	(86,039)
Increase/(decrease) in income taxes resulting from:
Non-taxable income	-	(816)	-
Non-taxable income due to disposal of subsidiaries	-	(2,440)	-
Non-deductible expenses	1,766	25,099	6,463
Additional deduction for research and development expenses	(283)	(2,353)	(6,554)
Preferential tax rate	166	11,370	4,727
Tax loss expired	1,619	6,271	12,128
EIT true-up difference	-	478	-
Tax rate differential on deferred tax items	5,152	31	-
Change in valuation allowance	(10,355)	25,457	75,078
Others	(586)	320	-
Total	14,454	9,608	5,803

Deferred taxes

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities balances as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deferred tax assets
Tax losses carried forward	84,066	152,728
Provision of other receivables	534	4,715
Deductible advertisement expenses	1,338	7,083
Accrued payroll and other expenses	2,735	1,990
Total gross deferred tax assets	88,673	166,516
Valuation allowance on deferred tax assets	(71,393)	(146,471)
Deferred tax assets, net of valuation allowance	17,280	20,045

Deferred tax liabilities
Capitalized contract costs	(15,914)	(13,606)
Equity investment gain	(771)	(388)
Operating lease	(1,050)	(263)
Surplus on revaluation	(9,430)	(6,452)
Total gross deferred tax liabilities	(27,165)	(20,709)
Net deferred tax liabilities	(9,885)	(664)

Reported in Consolidated Balance Sheets as:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deferred tax assets	4,200	6,997
Deferred tax liabilities	(14,085)	(7,661)
Net deferred tax liabilities	(9,885)	(664)

The movements of the valuation allowance are as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Balance at the beginning of the year	53,854	71,393
Business combination	4,069	-
Disposal of subsidiaries	(4,394)	-
Addition/(decrease) during the year	25,457	75,078
Reversal	(7,593)	-
Balance at the end of the year	71,393	146,471

The valuation allowance as of December 31, 2019 and 2020 was primarily provided for the deferred income tax assets of certain PRC subsidiaries, which were in cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. The net operating losses carry forward of the Company’s VIE’s PRC subsidiaries amounted to RMB598,202 as of December 31, 2020, of which RMB66,684, RMB41,454, RMB 37,827, RMB168,724 and RMB320,314 will expire if unused by December 31, 2021, 2022, 2023,2024 and 2025, respectively.

Non-current income tax payable

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Beginning balance	6,801	26,085
Addition	19,284	7,633
Ending balance	26,085	33,718

RMB 26,085 and RMB 33,718 of unrecognized tax benefits as of December 31, 2019 and 2020, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent the estimated tax expenses of the Company would be required to pay, should the deductibility of the expenses for tax purpose be denied by the PRC tax authorities in accordance with tax laws and regulations. The unrecognized tax benefits as of December 31, 2019 and 2020 were included in other non-current liabilities. The Company is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. The accrued interest and penalties were recognized in the Consolidated Statements of Comprehensive Income (Loss) as components of income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.